EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings/(loss) per share and diluted earnings per share

	2016	2017	2018
	RMB (in millions, except for share and per share data)
Numerator:
Net (loss)/income attributable to Ctrip’s shareholders	(1,418)	2,155	1,112
Eliminate the dilutive effect of interest expense of convertible notes	—	52	—
Numerator for diluted (loss)/earnings per share	(1,418)	2,207	1,112

Denominator:
Denominator for basic (loss)/earnings per ordinary share - weighted average ordinary shares outstanding	59,166,582	66,300,808	68,403,426
Dilutive effect of share options	—	2,978,969	2,521,197
Dilutive effect of convertible notes	—	2,345,083	—
Dilutive effect of convertible notes sold warrants	—	151,033	—
Denominator for diluted earnings/(loss) per ordinary share	59,166,582	71,775,893	70,924,623

Basic (loss)/earnings per ordinary share	(23.97)	32.51	16.25
Diluted (loss)/earnings per ordinary share	(23.97)	30.75	15.67

Basic (loss)/earnings per ADS	(3.00)	4.06	2.03
Diluted (loss)/earnings per ADS	(3.00)	3.84	1.96

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share

	2016	2017	2018
Convertible Notes	10,066,342	8,281,479	9,604,548
Outstanding weighted average stock options	3,678,030	99,695	2,521,197
Sold Warrants	303,176	—	—
	14,047,548	8,381,174	12,125,745